Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Schedule of Other Receivables
	December 31, 2024		December 31, 2023
	USD	AED	AED
Bank guarantee	25,654	94,200	86,350
Prepayments *	71,542	262,701	274,452
Other deposits	78,111	286,823	143,301
VAT receivable	59,032	216,766	105,806
Other	3,156	11,590	59,230
	237,495	872,080	669,139

Schedule of Prepayments

The Company has prepayments totaling AED 262,701 as of December 31, 2024, classified as follows:

1 - Prepaid Rent:	AED	84,728
2 - Prepaid Medical Insurance:	AED	32,939
3 - Prepaid Rent Services Charge:	AED	95,107
5 - Prepaid Subscriptions:	AED	49,927

The Company has prepayments totaling AED 274,452 as of December 31, 2023, classified as follows:

1 - Prepaid Rent:	AED	16,890
2 - Prepaid Medical Insurance:	AED	49,965
3 - Prepaid Rent Services Charge:	AED	95,654
4 - Prepaid Equipment Rental:	AED	111,943